DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Schedule of subsidiaries included in the consolidation process and the respective equity interest owned by the company

			Telecom Argentina's
			direct/indirect interest
			in capital stock and
Company	Main Activity	Country	votes
Núcleo	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos	Mobile financial services	Paraguay	67.50%
Tuves Paraguay	Telecommunications services	Paraguay	67.50%
Microsistemas	Services related to the use of electronic payment media	Argentina	100.00%
Pem	Investment	Argentina	100.00%
CV Berazategui (a)	Closed-circuit television	Argentina	100.00%
Cable Imagen (b)	Closed-circuit television	Argentina	100.00%
Televisión Dirigida	Cable television services	Paraguay	100.00%
Adesol (c)	Holding	Uruguay	100.00%
Última Milla	Services for telecommunication	Argentina	100.00%
AVC Continente Audiovisual	Broadcasting services	Argentina	60.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Telecom USA	Telecommunication services	USA	100.00%

(a)	The Company owned 70% indirectly through Pem until April 4, 2018 when the remaining 30% was acquired directly (See Note 3.d.6).
(b)	The data about the issuer arise from non-accounting information.
(c)	Includes the interest in the following special-purpose entities: Audomar S.A., Bersabel S.A., Dolfycor S.A., Reiford S.A., Space Energy S.A., Tracel S.A. and Visión Satelital S.A. See Note 3 d.4).

Schedule of income statement information

☐  Consolidated Income Statement as of December 31, 2018

	Services rendered in	Services	Services		Other	Other abroad	Eliminations	Total
	Argentina	rendered in	rendered in	Other abroad segments	abroad	segments
		Argentina –	Argentina		segments –	restated for
		Inflation	restated for		Inflation	inflation
		restatement	inflation		restatement
Revenues	129,836	29,165	159,001	7,894	1,855	9,749	(704)	168,046
Operating costs without depreciation, amortization and impairment of PP&E	(85,942)	(19,753)	(105,695)	(5,414)	(1,273)	(6,687)	704	(111,678)
Depreciation, amortization and impairment of PP&E	(20,416)	(12,478)	(32,894)	(1,753)	(464)	(2,217)	—	(35,111)
Operating income	23,478	(3,066)	20,412	727	118	845	—	21,257

Earnings from associates								236
Debt financial expenses								(33,972)
Other financial results, net								15,177
Income before income tax expense								2,698
Income tax expense								2,838
Net income								5,536

Attributable to:
Controlling Company								5,294
Non-controlling interest								242
								5,536

☐  Consolidated Income Statement as of December 31, 2017

	Services rendered in	Services	Services		Other	Other abroad	Eliminations	Total
	Argentina	rendered in	rendered in	Other abroad segments	abroad	segments
		Argentina –	Argentina		segments –	restated for
		Inflation	restated for		Inflation	inflation
		restatement	inflation		restatement
Revenues	39,870	25,596	65,466	1,074	117	1,191	(8)	66,649
Operating costs without depreciation, amortization and impairment of PP&E	(25,082)	(16,673)	(41,755)	(711)	(78)	(789)	8	(42,536)
Depreciation, amortization and impairment of PP&E	(3,880)	(5,806)	(9,686)	(106)	(12)	(118)	—	(9,804)

Operating income	10,908	3,117	14,025	257	27	284	—	14,309

Earnings from associates								353
Debt financial expenses								(217)
Other financial results, net								930
Income before income tax expense								15,375
Income tax expense								(5,516)
Net income								9,859

Attributable to:
Controlling Company								9,731
Non-controlling interest								128
								9,859

☐  Consolidated Income Statement as of December 31, 2016

	Services rendered in	Services	Services		Other	Other abroad	Eliminations	Total
	Argentina	rendered in	rendered in	Other abroad segments	abroad	segments
		Argentina –	Argentina		segments –	restated for
		Inflation	restated for		Inflation	inflation
		restatement	inflation		restatement
Revenues	29,726	29,804	59,530	819	62	881	(6)	60,405
Operating costs without depreciation, amortization and impairment of PP&E	(19,106)	(20,483)	(39,589)	(579)	(44)	(623)	6	(40,206)

Depreciation, amortization and impairment of PP&E	(2,519)	(5,285)	(7,804)	(73)	(6)	(79)	—	(7,883)

Operating income	8,101	4,036	12,137	167	12	179	—	12,316

Earnings from associates								221
Debt financial expenses								(595)
Other financial results, net								4,619
Income before income tax expense								16,561
Income tax expense								(6,015)
Net income								10,546

Attributable to:
Controlling Company								10,457
Non-controlling interest								89
								10,546

Schedule of national consumer price index according to official statistics (INDEC)

	As of December	As of December 31,	As of December 31,	As of December
	31, 2015	2016	2017	31, 2018

Variation in Prices
Annual	17.2%	34.6%	24.7%	47.6%
Accumulated 3 years	72.5%	102.2%	96.6%	147.8%